Consolidated Statements of Earnings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Sales	$ 5,462	$ 6,174
Costs and expenses
Cost of products sold	4,184	4,333
Freight and other distribution costs	766	815
Export duties, net, and tariffs	177	72
Amortization	544	549
Selling, general and administration	280	282
Equity-based compensation	(14)	14
Restructuring and impairment charges	712	102
Operating expense	6,649	6,167
Profit (loss) from operating activities	(1,187)	7
Finance income, net	1	34
Other income (expense)	15	(2)
Earnings (loss) before tax	(1,171)	38
Tax recovery (provision)	233	(43)
Loss	$ (937)	$ (5)
Earnings per share
Basic (in usd per share)	$ (11.87)	$ (0.06)
Diluted (in usd per share)	$ (12.08)	$ (0.07)